Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement [Abstract]
Cash	$ 1,656	$ 2,089
Cash equivalents	5,059	5,209
Short-term securities	2,860	2,208
Cash, cash equivalents and short-term securities	9,575	9,506
Less: Bank overdraft, recorded in Other liabilities	30	104
Net cash, cash equivalents and short-term securities	$ 9,545	$ 9,402